Major Commitments and Contingencies (Lease Commitments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2019	$ 190
2020	136
2021	103
2022	64
2023	45
2024 & thereafter	125
Total Operating Leases	663
Capital Leases Future Minimum Payments Due, Before Interest [Abstract]
2019	10
2020	15
2021	5
2022	0
2023	0
2024 & thereafter	0
Total Capital Leases	30
Less: Imputed interest on capital leases at rates ranging from approximately 1.8% to 4.3%	1	$ 83
Present value of minimum lease payments included in debt (Note 11)	29
Rent expense for operating leases	$ 218	$ 191	$ 197
Minimum [Member]
Capital Leases Future Minimum Payments Due, Before Interest [Abstract]
Imputed interest rate on capital leases	1.80%
Maximum [Member]
Capital Leases Future Minimum Payments Due, Before Interest [Abstract]
Imputed interest rate on capital leases	4.30%